UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement Series

Semi-Annual Report

June 30, 2021

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard (unaudited)
4	Performance Overviews (unaudited)
8	Information About Your Portfolio’s Expenses (unaudited)
10	Portfolio Holdings Presented by Sector (unaudited)
11	Portfolios of Investments (unaudited)
11	Lazard Retirement Emerging Markets Equity Portfolio
15	Lazard Retirement International Equity Portfolio
19	Lazard Retirement US Small-Mid Cap Equity Portfolio
25	Lazard Retirement Global Dynamic Multi-Asset Portfolio
50	Notes to Portfolios of Investments (unaudited)
54	Statements of Assets and Liabilities (unaudited)
56	Statements of Operations (unaudited)
58	Statements of Changes in Net Assets (unaudited)
61	Financial Highlights (unaudited)
69	Notes to Financial Statements (unaudited)
92	Other Information (unaudited)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report  1

Lazard Retirement Series, Inc. A Message from Lazard (unaudited)

Dear Shareholder,

Progress in the long battle against COVID-19 brightened the economic outlook in many parts of the world in the first six months of 2021, and that was reflected in the global equity markets. The MSCI World Index returned a healthy 13% as vaccination rates rose, many economies reopened, and recovery took hold, especially in the United States where vaccination accelerated dramatically.

Yet, this ride up was far from smooth. During the first half of 2021, investor sentiment seemed to alternate, often from day-to-day, between growing optimism over the economic rebound and worry over the downside risks that could derail the recovery, from uneven vaccine distribution to outbreaks of the virus in Europe and Asia and the emergence of more virus strains.

Increasingly, investors also became concerned with an “upside risk” that could result from faster economic growth: inflation. Amid supply-chain bottlenecks, surging commodity prices, and sharp increases in China’s producer prices, inflation moved front and center in the second quarter. The key concern was that the huge fiscal stimulus in the United States, in particular, could drive inflation higher, forcing the Federal Reserve (the “Fed”) and other central banks to retreat from their easy monetary policy before economic recovery is fully realized. In fact, the US Consumer Price Index (CPI) to date in 2021 jumped to an annualized 5% in May—the highest rate in more than a decade and well above the Fed’s 2% target for inflation.

However, the Fed has maintained that recent higher inflation is temporary and due to the global economy restarting. At their meeting in June, the Federal Open Market Committee moved up its own median estimate for the timing of their next interest rate increase to 2023 from 2024, a signal that the economy is recovering more quickly than the central bank had expected, but also that it is not currently overheating, which would warrant action sooner. In sum, the Fed seemed to relieve many investors’ concerns over inflation, for now.

2  Semi-Annual Report

In this tug-of-war market environment, the equity bulls won out as many companies reported higher earnings, brighter outlooks, or both. Although stock markets in both developed and emerging markets generally gained, developed markets generally performed better than emerging markets as vaccination rates and economic reopening advanced more quickly in developed markets. In the United States, the S&P 500 Index hit a series of new highs thanks in part to exceptionally strong corporate earnings.

We remain optimistic for the second half of 2021. The Fed expects US real gross domestic product (“GDP”) growth to reach a staggering 7% for the year (after nearly –3.5% in 2020), and vaccination rates should continue to climb, helping to boost growth, particularly in the emerging markets. Still, like the past six months, the journey is likely to be bumpy. Inflation, economic data, and the path of recovery itself may seem volatile at times. As of the end of the semi-annual period, a highly infectious COVID-19 strain has become dominant around the world, a sobering reminder that we are still fighting the pandemic.

In the push-pull of the financial markets, we believe fundamental analysis and stock selection are crucial to staying on track. We value your continued confidence in us, and, as always, we will strive for long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report  3

Lazard Retirement Series, Inc. Performance Overviews (unaudited)

Lazard Retirement Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Emerging Markets Equity Portfolio and the MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Service Shares**	40.52%	7.28%	2.09%
Investor Shares**	40.87%	7.55%	2.34%
MSCI Emerging Markets Index	40.90%	13.03%	4.28%

Lazard Retirement International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement International Equity Portfolio and the MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Service Shares	30.08%	7.39%	5.63%
MSCI EAFE Index	32.35%	10.28%	5.89%

4  Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Small-Mid Cap Equity Portfolio and the Russell 2500® Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Ten Years
Service Shares	49.81%	13.21%	9.95%
Russell 2500 Index	57.79%	16.35%	12.86%

Semi-Annual Report  5

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Global Dynamic Multi-Asset Portfolio, the MSCI World® Index and the GDMA Index*

Average Annual Total Returns*

Periods Ended June 30, 2021

	One Year	Five Years	Since Inception	†
Service Shares**	19.15%	7.39%	7.20%
Investor Shares**	19.32%	N/A	9.73%
MSCI World Index	39.04%	14.83%	11.80% (Service Shares) 22.85% (Investor Shares)
GDMA Index	19.82%	8.68%	6.95% (Service Shares) 13.99% (Investor Shares)
†	The inception date for the Service Shares was April 30, 2012 and for the Investor Shares was December 31, 2018.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard Retirement

6  Semi-Annual Report

Emerging Markets Equity Portfolio and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 27 emerging markets country indices.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The Russell 2500 Index measures the performance of the small- to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

**	The performance of Service Shares and Investor Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report  7

Lazard Retirement Series, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Service Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2021 through June 30, 2021 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that you also bear fees and charges imposed by participating insurance companies at the separate account level, which are described in the separate prospectuses issued by the participating insurance companies. Such charges will have the effect of reducing account value.

8  Semi-Annual Report

Portfolio	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21- 6/30/21	Annualized Expense Ratio During Period 1/1/21- 6/30/21

Emerging Markets Equity
Service Shares
Actual	$1,000.00	$1,108.00	$7.42	1.42%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10	1.42%
Investor Shares
Actual	$1,000.00	$1,109.00	$6.12	1.17%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86	1.17%

International Equity
Service Shares
Actual	$1,000.00	$1,054.60	$5.76	1.13%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66	1.13%

US Small-Mid Cap Equity
Service Shares
Actual	$1,000.00	$1,170.30	$6.19	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Global Dynamic Multi-Asset
Service Shares
Actual	$1,000.00	$1,059.90	$5.36	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Investor Shares
Actual	$1,000.00	$1,060.60	$4.60	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report  9

Lazard Retirement Series, Inc.

Portfolio Holdings Presented by Sector June 30, 2021 (unaudited)

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small- Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio#

Communication Services	6.7%	6.9%	2.1%	7.4%
Consumer Discretionary	6.7	11.0	11.4	10.9
Consumer Staples	7.1	8.6	2.6	7.0
Energy	10.0	4.5	4.1	1.8
Financials	27.9	14.0	14.4	11.3
Health Care	2.8	8.7	13.2	10.3
Industrials	4.5	19.3	16.6	10.1
Information Technology	20.1	8.8	16.2	17.3
Materials	9.3	6.4	7.9	2.7
Real Estate	1.0	3.4	7.6	2.1
Utilities	1.4	6.1	1.5	1.5
Municipal	—	—	—	0.9
Sovereign Debt	—	—	—	15.2
US Treasury Securities	—	—	—	0.3
Short-Term Investments	2.5	2.3	2.4	1.2
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
#	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds held by the Portfolio.

10  Semi-Annual Report

Lazard Retirement Series, Inc. Portfolios of Investments

June 30, 2021 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 98.6%

Brazil | 8.1%
Banco do Brasil SA	1,644,302	$10,621,944
BB Seguridade Participacoes SA	1,305,300	6,062,252
CCR SA	3,033,950	8,204,316
Engie Brasil Energia SA	476,898	3,753,781
Petrobras Distribuidora SA	1,104,000	5,921,975
Petroleo Brasileiro SA Sponsored ADR	440,832	5,391,376
		39,955,644
China | 17.3%
A-Living Smart City Services Co., Ltd.	1,110,500	5,528,153
AAC Technologies Holdings, Inc.	558,191	4,177,075
Anhui Conch Cement Co., Ltd., Class H	1,218,375	6,465,110
China Construction Bank Corp., Class H	18,722,038	14,706,244
China Merchants Bank Co., Ltd., Class H	1,223,737	10,442,076
China Shenhua Energy Co., Ltd., Class H	3,905,275	7,655,568
China Vanke Co., Ltd., Class H	1,599,200	5,005,031
Hengan International Group Co., Ltd.	1,173,027	7,856,192
Ping An Insurance (Group) Co. of China, Ltd., Class H	719,000	7,019,553
Sinopharm Group Co., Ltd., Class H	3,077,197	9,155,405
Tingyi (Cayman Islands) Holding Corp.	1,850,000	3,693,185
Weichai Power Co., Ltd., Class H	1,463,958	3,254,371
		84,957,963
Egypt | 1.0%
Commercial International Bank Egypt SAE GDR (*)	1,471,109	4,831,766

Greece | 0.7%
OPAP SA	231,169	3,485,346

Hong Kong | 1.0%
ASM Pacific Technology, Ltd.	345,888	4,686,756

Hungary | 2.5%
OTP Bank Nyrt. (*)	228,799	12,320,536

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  11

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

India | 9.7%
Axis Bank, Ltd. (*)	692,023	$6,979,063
Bajaj Auto, Ltd.	60,111	3,343,621
Bharat Petroleum Corp., Ltd.	575,805	3,628,560
Coal India, Ltd.	1,848,023	3,649,711
Hero MotoCorp, Ltd.	72,880	2,847,998
Indus Towers, Ltd.	1,320,813	4,248,005
Infosys, Ltd. Sponsored ADR	124,354	2,635,061
Oil and Natural Gas Corp., Ltd.	2,510,511	3,994,467
Power Grid Corp. of India, Ltd.	1,027,874	3,214,321
Tata Consultancy Services, Ltd.	81,639	3,678,385
UPL, Ltd.	861,394	9,197,931
		47,417,123
Indonesia | 3.7%
PT Astra International Tbk	9,997,204	3,405,944
PT Bank Mandiri (Persero) Tbk	18,841,530	7,651,198
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	324,657	7,035,317
		18,092,459
Mexico | 5.5%
America Movil SAB de CV, Class L Sponsored ADR	691,268	10,369,020
Grupo Financiero Banorte SAB de CV, Class O	1,065,565	6,882,821
Grupo Mexico SAB de CV, Series B	1,359,208	6,393,064
Kimberly-Clark de Mexico SAB de CV, Series A	1,980,189	3,513,559
		27,158,464
Portugal | 1.0%
Galp Energia SGPS SA	464,144	5,050,216

Russia | 10.8%
ALROSA PAO (*), (‡)	3,514,630	6,448,654
Gazprom PJSC Sponsored ADR	820,665	6,274,080
LUKOIL PJSC Sponsored ADR	153,430	14,249,013
Magnit PJSC Sponsored GDR	64,208	931,806
Mobile TeleSystems PJSC Sponsored ADR	900,292	8,336,704
Sberbank of Russia PJSC (‡)	3,068,686	12,786,297
X5 Retail Group NV GDR (London)	115,031	4,035,560
		53,062,114

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

South Africa | 6.9%
Life Healthcare Group Holdings, Ltd. (*)	3,056,370	$4,862,524
Mondi PLC	144,283	3,801,545
Nedbank Group, Ltd. (*)	683,298	8,178,133
Sanlam, Ltd.	895,250	3,848,224
Standard Bank Group, Ltd.	457,521	4,089,776
The Bidvest Group, Ltd.	418,364	5,577,952
Vodacom Group, Ltd.	371,705	3,351,363
		33,709,517
South Korea | 15.8%
Coway Co., Ltd.	100,865	7,049,468
Hyundai Mobis Co., Ltd.	28,456	7,380,112
KB Financial Group, Inc.	189,616	9,380,542
KT&G Corp.	81,729	6,124,617
Samsung Electronics Co., Ltd.	282,526	20,250,148
Shinhan Financial Group Co., Ltd.	232,812	8,385,029
SK Hynix, Inc.	166,753	18,887,927
		77,457,843
Taiwan | 9.2%
ASE Technology Holding Co., Ltd.	1,969,000	7,914,868
Globalwafers Co., Ltd.	187,000	6,173,250
Hon Hai Precision Industry Co., Ltd.	2,073,320	8,334,207
Novatek Microelectronics Corp.	529,000	9,474,060
Quanta Computer, Inc.	1,148,000	3,605,204
Taiwan Semiconductor Manufacturing Co., Ltd.	220,989	4,719,191
Wiwynn Corp.	142,000	5,081,166
		45,301,946
Thailand | 2.4%
Kasikornbank Public Co., Ltd.	1,165,269	4,314,691
The Siam Cement Public Co., Ltd.	561,308	7,635,890
		11,950,581
United Kingdom | 3.0%
Anglo American PLC	151,545	6,038,901
Unilever PLC	151,087	8,843,014
		14,881,915

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  13

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Total Common Stocks (Cost $382,620,447)		$484,320,189

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $12,505,529)	12,505,529	12,505,529

Total Investments | 101.1% (Cost $395,125,976)		$496,825,718

Liabilities in Excess of Cash and Other Assets | (1.1)%		(5,221,773)

Net Assets | 100.0%		$491,603,945

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.2%

Canada | 3.7%
CAE, Inc. (*)	46,784	$1,440,959
Suncor Energy, Inc.	89,370	2,140,525
TMX Group, Ltd.	16,910	1,786,218
		5,367,702
China | 3.0%
Autohome, Inc. ADR	26,913	1,721,355
China Longyuan Power Group Corp., Ltd., Class H	617,000	1,063,331
ENN Energy Holdings, Ltd.	84,500	1,608,574
		4,393,260
Denmark | 3.9%
Carlsberg AS, Class B	12,880	2,404,535
Vestas Wind Systems AS	83,466	3,270,783
		5,675,318
Finland | 2.1%
Nordea Bank Abp	181,373	2,018,096
Sampo Oyj, A Shares	22,560	1,037,469
		3,055,565
France | 13.4%
Air Liquide SA	14,929	2,615,920
Alstom SA (*)	42,591	2,152,144
Capgemini SE	11,279	2,168,849
Engie SA	242,484	3,324,268
Pernod Ricard SA	9,454	2,098,395
Sanofi	34,549	3,620,240
Vivendi SE	99,425	3,340,499
		19,320,315
Germany | 8.9%
Adidas AG	3,787	1,410,161
Continental AG (*)	14,114	2,075,508
Infineon Technologies AG	42,170	1,691,054
Merck KGaA	11,189	2,147,951
MTU Aero Engines AG	10,903	2,701,437
ProSiebenSat.1 Media SE	73,905	1,470,393

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  15

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Vonovia SE	21,735	$1,406,491
		12,902,995
Hong Kong | 0.9%
ESR Cayman, Ltd. (#), (*)	403,400	1,361,292

India | 0.9%
Reliance Industries, Ltd.	45,750	1,301,057

Ireland | 1.4%
Ryanair Holdings PLC Sponsored ADR (*)	17,976	1,945,183

Israel | 1.2%
Bank Leumi Le-Israel BM (*)	236,999	1,800,375

Italy | 2.0%
Enel SpA	308,719	2,868,397

Japan | 16.5%
Asics Corp.	44,900	1,135,776
Daikin Industries, Ltd.	7,500	1,396,132
Daiwa House Industry Co., Ltd.	68,792	2,064,362
Fujitsu, Ltd.	11,536	2,160,740
Hitachi, Ltd.	81,800	4,681,484
Makita Corp.	41,100	1,934,275
Matsumotokiyoshi Holdings Co., Ltd.	33,800	1,491,894
Nexon Co., Ltd.	57,167	1,274,466
Ryohin Keikaku Co., Ltd.	69,800	1,457,673
Shimano, Inc.	6,400	1,517,590
Sumitomo Mitsui Financial Group, Inc.	52,900	1,820,540
Suzuki Motor Corp.	39,000	1,649,572
Yamaha Corp.	23,300	1,264,114
		23,848,618

Mexico | 0.8%
Arca Continental SAB de CV	199,100	1,154,808

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Netherlands | 5.1%
Akzo Nobel NV	19,440	$2,402,311
JDE Peet’s NV (*)	22,738	825,089
Koninklijke DSM NV	12,164	2,270,900
Wolters Kluwer NV	18,978	1,907,433
		7,405,733
Norway | 2.4%
Equinor ASA	81,407	1,723,066
Telenor ASA	102,226	1,724,927
		3,447,993
Portugal | 0.9%
Galp Energia SGPS SA	118,034	1,284,294

Singapore | 1.2%
DBS Group Holdings, Ltd.	76,760	1,703,379

South Korea | 1.4%
Samsung Electronics Co., Ltd.	28,024	2,008,630

Spain | 3.0%
Banco Santander SA (*)	565,552	2,156,268
Industria de Diseno Textil SA	62,017	2,185,281
		4,341,549
Sweden | 1.3%
Sandvik AB	73,595	1,880,217

Switzerland | 3.7%
ABB, Ltd.	82,398	2,796,958
Novartis AG	27,118	2,471,664
		5,268,622
United Kingdom | 11.0%
3i Group PLC	83,471	1,356,766
Anglo American PLC	49,685	1,979,892
Barclays PLC	669,309	1,587,419
Informa PLC (*)	64,833	450,668
Prudential PLC	109,752	2,082,417

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  17

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

RELX PLC	150,734	$4,004,478
Tesco PLC	656,175	2,025,584
Unilever PLC	40,432	2,364,826
		15,852,050
United States | 6.5%
Aon PLC, Class A	11,522	2,750,993
Ferguson PLC	17,073	2,376,543
Medtronic PLC	34,089	4,231,467
		9,359,003
Total Common Stocks (Cost $113,854,079)		137,546,355

Preferred Stocks | 2.2%

Germany | 2.2%
Volkswagen AG (Cost $2,197,761)	12,541	3,144,976

Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,267,914)	3,267,914	3,267,914

Total Investments | 99.7% (Cost $119,319,754)		$143,959,245

Cash and Other Assets in Excess of Liabilities | 0.3%		405,272

Net Assets | 100.0%		$144,364,517

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 97.7%

Aerospace & Defense | 2.1%
Curtiss-Wright Corp.	6,581	$781,559
HEICO Corp.	2,780	387,588
		1,169,147
Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	14,892	457,780

Airlines | 0.8%
Alaska Air Group, Inc. (*)	7,147	431,036

Auto Components | 0.8%
Gentherm, Inc. (*)	6,043	429,355

Banks | 7.8%
Commerce Bancshares, Inc.	9,594	715,329
East West Bancorp, Inc.	10,900	781,421
Home BancShares, Inc.	41,351	1,020,543
Pinnacle Financial Partners, Inc.	10,331	912,124
Prosperity Bancshares, Inc.	11,928	856,430
		4,285,847
Biotechnology | 2.9%
Exelixis, Inc. (*)	35,354	644,150
United Therapeutics Corp. (*)	5,121	918,759
		1,562,909
Building Products | 2.9%
Armstrong World Industries, Inc.	7,946	852,288
PGT Innovations, Inc. (*)	32,161	747,100
		1,599,388
Capital Markets | 1.1%
Morningstar, Inc.	2,312	594,438

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  19

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Chemicals | 2.3%
Ashland Global Holdings, Inc.	5,094	$445,725
Ingevity Corp. (*)	10,284	836,706
		1,282,431
Communications Equipment | 2.9%
Ciena Corp. (*)	13,020	740,708
F5 Networks, Inc. (*)	4,425	825,970
		1,566,678
Construction & Engineering | 0.8%
Valmont Industries, Inc.	1,847	435,984

Construction Materials | 1.2%
Eagle Materials, Inc.	4,582	651,148

Containers & Packaging | 2.2%
Avery Dennison Corp.	2,635	553,982
Graphic Packaging Holding Co.	36,762	666,863
		1,220,845
Diversified Financial Services | 1.2%
Landcadia Holdings III, Inc. Class A (*)	51,420	637,608

Electrical Equipment | 1.9%
Atkore, Inc. (*)	5,916	420,036
EnerSys	6,460	631,336
		1,051,372
Energy Equipment & Services | 2.4%
Cactus, Inc., Class A	17,627	647,263
Liberty Oilfield Services, Inc., Class A (*)	46,035	651,856
		1,299,119

Equity Real Estate Investment Trusts (REITs) | 7.6%
Alexandria Real Estate Equities, Inc.	3,493	635,517
Brixmor Property Group, Inc.	33,356	763,519
Camden Property Trust	3,933	521,791
Hudson Pacific Properties, Inc.	28,415	790,505
PS Business Parks, Inc.	5,774	855,014

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Summit Hotel Properties, Inc. (*)	65,277	$609,034
		4,175,380
Food & Staples Retailing | 1.6%
US Foods Holding Corp. (*)	22,054	845,991

Food Products | 1.0%
Hostess Brands, Inc. (*)	35,213	570,099

Gas Utilities | 1.5%
New Jersey Resources Corp.	21,042	832,632

Health Care Equipment & Supplies | 1.3%
Ortho Clinical Diagnostics Holdings PLC	32,586	697,666

Health Care Providers & Services | 2.2%
ATI Physical Therapy, Inc. (*)	67,679	645,658
Henry Schein, Inc. (*)	7,617	565,105
		1,210,763
Hotels, Restaurants & Leisure | 3.0%
Brinker International, Inc. (*)	13,373	827,120
Wyndham Hotels & Resorts, Inc.	11,199	809,576
		1,636,696
Household Durables | 0.9%
Leggett & Platt, Inc.	9,938	514,888

Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	4,073	779,491

Insurance | 4.4%
Arch Capital Group, Ltd. (*)	21,154	823,737
Brown & Brown, Inc.	17,823	947,114
Reinsurance Group of America, Inc.	5,409	616,626
		2,387,477

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  21

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Interactive Media & Services | 2.1%
Cars.com, Inc. (*)	53,608	$768,202
MediaAlpha, Inc., Class A	9,218	388,078
		1,156,280
IT Services | 2.3%
Amdocs, Ltd.	6,642	513,825
LiveRamp Holdings, Inc. (*)	10,788	505,418
Squarespace, Inc. Class A (*)	4,362	259,146
		1,278,389
Leisure Products | 2.4%
Brunswick Corp.	4,993	497,403
Hasbro, Inc.	8,626	815,329
		1,312,732
Life Sciences Tools & Services | 5.6%
Adaptive Biotechnologies Corp. (*)	19,268	787,290
Charles River Laboratories International, Inc. (*)	1,841	681,023
ICON PLC (*)	2,859	590,984
Maravai LifeSciences Holdings, Inc., Class A	10,393	433,700
Sotera Health Co.	23,465	568,557
		3,061,554
Machinery | 4.1%
Altra Industrial Motion Corp.	8,471	550,784
Columbus McKinnon Corp.	10,324	498,030
Gates Industrial Corp. PLC (*)	49,693	897,953
Kennametal, Inc.	8,508	305,607
		2,252,374
Metals & Mining | 1.0%
Schnitzer Steel Industries, Inc., Class A	10,695	524,590

Multiline Retail | 1.4%
Kohl’s Corp.	13,535	745,914

Oil, Gas & Consumable Fuels | 1.7%
Magnolia Oil & Gas Corp., Class A (*)	60,406	944,146

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Paper & Forest Products | 1.2%
Neenah, Inc.	13,038	$654,116

Pharmaceuticals | 1.3%
Catalent, Inc. (*)	6,360	687,643

Professional Services | 0.9%
Leidos Holdings, Inc.	4,788	484,067

Semiconductors & Semiconductor Equipment | 2.4%
CMC Materials, Inc.	3,009	453,577
MKS Instruments, Inc.	4,799	853,982
		1,307,559
Software | 8.6%
CyberArk Software, Ltd. (*)	4,699	612,139
Datto Holding Corp.	22,929	638,343
Dolby Laboratories, Inc., Class A	5,878	577,749
j2 Global, Inc. (*)	5,028	691,602
Pegasystems, Inc.	6,431	895,131
PTC, Inc. (*)	3,382	477,741
SENTINELONE, Inc. Class A (*)	5,206	221,255
SolarWinds Corp. (*)	36,297	613,056
		4,727,016
Specialty Retail | 1.9%
Designer Brands, Inc., Class A (*)	16,303	269,814
Floor & Decor Holdings, Inc., Class A (*)	3,284	347,119
Leslie’s, Inc.	16,016	440,280
		1,057,213
Textiles, Apparel & Luxury Goods | 1.0%
Tapestry, Inc. (*)	12,682	551,413

Trading Companies & Distributors | 0.8%
Air Lease Corp.	10,585	441,818

Total Common Stocks (Cost $41,586,863)		53,512,992

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  23

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,287,252)	1,287,252	$1,287,252

Total Investments | 100.1% (Cost $42,874,115)		$54,800,244

Liabilities in Excess of Cash and Other Assets | (0.1)%		(69,728)

Net Assets | 100.0%		$54,730,516

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 67.6%

Australia | 1.1%
Ansell, Ltd.	2,186	$71,352
Charter Hall Long Wale REIT	18,758	66,585
CSL, Ltd.	571	122,153
Dexus REIT	152,589	1,216,454
Fortescue Metals Group, Ltd.	76,809	1,344,272
Nine Entertainment Co. Holdings, Ltd.	233,406	510,818
Santos, Ltd.	57,712	307,858
Stockland REIT	96,776	339,995
		3,979,487
Belgium | 0.3%
Ageas SA	15,794	875,934
Cofinimmo SA REIT	409	62,277
Etablissements Franz Colruyt NV	1,883	105,308
Proximus SADP	2,940	56,806
		1,100,325
Canada | 2.3%
ARC Resources, Ltd.	101,240	861,634
CAE, Inc. (*)	29,391	905,243
Canadian National Railway Co.	10,045	1,059,948
Canadian Western Bank	10,412	292,302
Centerra Gold, Inc.	21,477	163,035
Constellation Software, Inc.	68	102,988
Empire Co., Ltd., Class A	7,066	222,879
H&R Real Estate Investment Trust	17,076	220,406
Hydro One, Ltd.	6,278	151,733
Labrador Iron Ore Royalty Corp.	9,464	358,603
Loblaw Cos., Ltd.	7,196	442,871
Magna International, Inc.	5,319	492,467
Metro, Inc.	5,467	262,104
Quebecor, Inc., Class B	9,204	245,470
Rogers Communications, Inc., Class B	1,628	86,548

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  25

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Suncor Energy, Inc.	21,592	$517,156
The Toronto-Dominion Bank	17,741	1,242,757
Thomson Reuters Corp.	2,435	241,870
		7,870,014
China | 0.1%
SITC International Holdings Co., Ltd.	55,000	229,876

Denmark | 0.9%
Carlsberg A/S, Class B Sponsored ADR	36,169	1,354,167
Coloplast A/S, Class B	458	75,189
Novo Nordisk A/S, Class B	10,171	850,927
Vestas Wind Systems AS ADR	58,873	767,704
		3,047,987
Finland | 0.1%
Elisa Oyj	968	57,758
Nordea Bank Abp	25,225	280,673
		338,431
France | 1.4%
BNP Paribas SA	7,182	449,766
Cie de Saint-Gobain	8,999	593,331
Cie Generale des Etablissements Michelin SCA	1,176	187,693
Credit Agricole SA	14,849	207,817
Electricite de France SA	21,600	294,919
La Francaise des Jeux SAEM	6,017	353,840
LVMH Moet Hennessy Louis Vuitton SE ADR	6,791	1,071,620
Orange SA	15,493	176,677
Pernod Ricard SA ADR	20,768	924,176
Sartorius Stedim Biotech	165	78,056
Societe Generale SA	14,995	441,554
		4,779,449
Germany | 1.7%
Adidas AG Sponsored ADR	4,753	887,765
Daimler AG	24,164	2,158,577
Deutsche Bank AG (*)	25,010	325,791
Deutsche Post AG	25,863	1,759,743
Merck KGaA	331	63,542

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Merck KGaA Sponsored ADR	23,464	$900,783
		6,096,201
Hong Kong | 0.5%
AIA Group, Ltd. Sponsored ADR	31,011	1,542,177
CLP Holdings, Ltd.	10,000	98,841
Hysan Development Co., Ltd.	16,000	63,779
Sun Hung Kai Properties, Ltd.	7,000	104,311
		1,809,108
Israel | 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	56,841	61,921

Italy | 0.2%
Banco BPM SpA	80,556	258,911
Buzzi Unicem SpA	23,253	618,509
		877,420
Japan | 5.0%
Activia Properties, Inc. REIT	49	232,036
Advance Residence Investment Corp. REIT	24	79,920
AGC, Inc.	5,000	209,880
Ajinomoto Co., Inc.	8,300	215,425
Benesse Holdings, Inc.	2,700	67,132
Credit Saison Co., Ltd.	33,100	401,585
Dai-ichi Life Holdings, Inc.	36,900	675,335
Daito Trust Construction Co., Ltd.	1,300	142,124
Daiwa Securities Living Investments Corp. REIT	81	88,087
DCM Holdings Co., Ltd.	7,300	69,507
Dip Corp.	6,367	196,935
Electric Power Development Co., Ltd.	69,200	987,492
ENEOS Holdings, Inc.	52,500	219,770
FUJIFILM Holdings Corp.	1,000	74,130
Hitachi Zosen Corp.	33,500	216,773
Hokkaido Electric Power Co., Inc.	38,900	175,420
Inpex Corp.	28,300	212,096
ITOCHU Corp.	3,500	100,607
Iwatani Corp.	1,000	59,928
Japan Logistics Fund, Inc. REIT	138	414,945

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  27

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan Petroleum Exploration Co., Ltd.	10,800	$194,425
Japan Post Bank Co., Ltd.	89,400	748,821
Japan Post Holdings Co., Ltd.	12,000	98,713
Japan Real Estate Investment Corp.	20	122,938
K’s Holdings Corp.	6,200	71,252
KDDI Corp.	7,100	221,372
Kyudenko Corp.	2,000	64,016
McDonald’s Holdings Co. Japan, Ltd.	4,700	207,323
Mitsubishi Estate Co., Ltd.	11,200	181,057
Mitsubishi UFJ Financial Group, Inc.	42,800	231,050
Mizuho Financial Group, Inc.	103,690	1,461,056
Nintendo Co., Ltd. ADR	16,450	1,193,118
Nippon Telegraph & Telephone Corp.	2,300	59,912
Nitto Denko Corp.	9,300	693,613
Nomura Holdings, Inc.	67,200	341,355
Nomura Real Estate Holdings, Inc.	28,700	727,838
Osaka Gas Co., Ltd.	24,600	455,801
Rengo Co., Ltd.	6,100	50,780
Sankyo Co., Ltd.	2,200	56,229
Shimano, Inc. ADR	37,978	903,876
Shimizu Corp.	12,100	92,655
Softbank Corp.	30,100	393,734
Sumitomo Mitsui Financial Group, Inc.	6,100	209,930
Sumitomo Mitsui Trust Holdings, Inc.	8,100	256,376
Sumitomo Osaka Cement Co., Ltd.	7,900	214,688
Sumitomo Realty & Development Co., Ltd.	7,200	257,205
T&D Holdings, Inc.	16,800	218,289
Taiheiyo Cement Corp.	14,700	322,353
Teijin, Ltd.	4,300	65,323
The Hachijuni Bank, Ltd.	19,800	63,786
The Kansai Electric Power Co., Inc.	31,800	302,255
Tohoku Electric Power Co., Inc.	88,300	691,394
Tokyo Electron, Ltd.	700	301,379
Tokyo Gas Co., Ltd.	9,100	171,034
Toray Industries, Inc.	42,600	282,463
Toyota Motor Corp.	6,000	523,786

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Unicharm Corp.	1,900	$76,429
		17,366,751
Macau | 0.3%
Sands China, Ltd. ADR (*)	21,933	922,940

Malta | 0.1%
Kindred Group PLC	13,440	210,735

Netherlands | 1.9%
ASML Holding NV	1,558	1,072,685
Eurocommercial Properties NV	11,284	280,814
Flow Traders	2,469	106,203
Koninklijke Ahold Delhaize NV	5,830	173,338
NXP Semiconductors NV	6,558	1,349,112
Royal Dutch Shell PLC, A Shares	43,131	866,738
Wolters Kluwer NV	1,841	185,035
Wolters Kluwer NV Sponsored ADR	25,290	2,553,026
		6,586,951
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	2,938	63,906

Norway | 0.1%
Orkla ASA	20,390	207,708
Telenor ASA	9,915	167,302
Yara International ASA	1,273	67,052
		442,062
Singapore | 0.1%
DBS Group Holdings, Ltd.	15,000	332,865
Singapore Exchange, Ltd.	9,300	77,419
		410,284
Spain | 0.3%
Corporacion Financiera Alba SA	395	21,540
Iberdrola SA	7,162	87,272
Industria de Diseno Textil SA ADR	49,015	867,566
		976,378

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  29

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Sweden | 1.3%
Assa Abloy AB ADR	57,060	$858,182
Axfood AB	7,411	204,987
Epiroc AB ADR	80,073	1,828,267
Hexagon AB ADR	103,382	1,531,915
Swedish Match AB	8,959	76,413
Telefonaktiebolaget LM Ericsson, B Shares	7,060	88,780
		4,588,544
Switzerland | 1.2%
ABB, Ltd. Sponsored ADR	38,630	1,313,034
Credit Suisse Group AG	25,627	268,218
Roche Holding AG	2,820	1,062,775
Swatch Group AG ADR	78,948	1,354,748
Swisscom AG	468	267,225
Tecan Group AG	121	59,983
		4,325,983
United Kingdom | 3.7%
Barclays PLC	359,947	853,696
Coca-Cola Europacific Partners PLC	18,359	1,089,056
Diageo PLC Sponsored ADR	12,132	2,325,583
Genus PLC	780	53,535
GlaxoSmithKline PLC	3,780	74,257
HSBC Holdings PLC (*)	27,735	160,053
Imperial Brands PLC	3,870	83,396
J Sainsbury PLC	45,667	171,808
Lloyds Banking Group PLC (*)	325,948	210,859
National Grid PLC	8,546	108,811
Natwest Group PLC	157,956	443,838
Prudential PLC ADR	35,644	1,358,036
RELX PLC Sponsored ADR	57,065	1,521,924
Rio Tinto PLC	3,439	283,122
Rio Tinto PLC Sponsored ADR	10,831	908,613
Rio Tinto, Ltd.	516	49,011
Standard Chartered PLC	185,805	1,183,859
Unilever PLC Sponsored ADR	31,271	1,829,353
Vodafone Group PLC	120,710	203,026
		12,911,836

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 45.0%
3M Co.	2,009	$399,048
Accenture PLC, Class A	8,376	2,469,161
Activision Blizzard, Inc.	10,349	987,709
Adobe, Inc. (*)	3,104	1,817,827
Adtalem Global Education, Inc. (*)	5,238	186,682
Advanced Micro Devices, Inc. (*)	3,179	298,603
Aflac, Inc.	7,039	377,713
AGCO Corp.	1,227	159,976
Agilent Technologies, Inc.	564	83,365
Akamai Technologies, Inc. (*)	1,951	227,487
Alleghany Corp. (*)	115	76,713
Allegion PLC	1,637	228,034
Alphabet, Inc., Class A (*)	1,332	3,252,464
Alphabet, Inc., Class C (*)	1,137	2,849,686
Altria Group, Inc.	1,741	83,011
Amazon.com, Inc. (*)	1,312	4,513,490
Amdocs, Ltd.	941	72,796
AMERCO	522	307,667
Ameren Corp.	644	51,546
American Electric Power Co., Inc.	1,199	101,423
American Tower Corp. REIT	331	89,416
American Water Works Co., Inc.	505	77,836
Amgen, Inc.	358	87,263
AMN Healthcare Services, Inc. (*)	641	62,164
Anthem, Inc.	1,391	531,084
Aon PLC, Class A	9,881	2,359,188
Apple, Inc.	62,951	8,621,769
Applied Materials, Inc.	15,889	2,262,594
Automatic Data Processing, Inc.	3,734	741,647
AutoZone, Inc. (*)	365	544,660
Avery Dennison Corp.	2,763	580,893
Badger Meter, Inc.	654	64,170
Bank of America Corp.	31,203	1,286,500
Berkshire Hathaway, Inc. Class B (*)	770	213,998
Bio-Rad Laboratories, Inc. Class A (*)	116	74,738

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  31

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Bio-Techne Corp.	630	$283,664
Booz Allen Hamilton Holding Corp.	13,044	1,111,088
Boston Scientific Corp. (*)	26,267	1,123,177
Bristol-Myers Squibb Co.	5,900	394,238
Broadcom, Inc.	1,675	798,707
BRP, Inc.	12,495	979,108
Bruker Corp.	2,827	214,795
Brunswick Corp.	2,223	221,455
Cabot Oil & Gas Corp.	3,618	63,170
Cadence Design Systems, Inc. (*)	2,233	305,519
Campbell Soup Co.	1,270	57,899
Cboe Global Markets, Inc.	5,336	635,251
CDW Corp.	5,924	1,034,627
Centene Corp. (*)	939	68,481
Charles River Laboratories International, Inc. (*)	671	248,216
Charter Communications, Inc., Class A (*)	392	282,808
Chemed Corp.	263	124,794
Chubb, Ltd.	435	69,139
Cigna Corp.	1,789	424,118
Cisco Systems, Inc.	9,989	529,417
Citizens Financial Group, Inc.	8,004	367,143
Cognizant Technology Solutions Corp., Class A	14,099	976,497
Colgate-Palmolive Co.	4,318	351,269
Comcast Corp., Class A	19,632	1,119,417
Costco Wholesale Corp.	272	107,622
Crown Castle International Corp., REIT	3,617	705,677
Cummins, Inc.	1,153	281,113
CVS Health Corp.	12,352	1,030,651
D.R. Horton, Inc.	5,441	491,703
Deckers Outdoor Corp. (*)	174	66,828
Deere & Co.	5,274	1,860,193
Devon Energy Corp.	15,384	449,059
Diamondback Energy, Inc.	7,413	696,007
DocuSign, Inc. (*)	1,067	298,301
Dolby Laboratories, Inc., Class A	1,162	114,213
Dollar General Corp.	8,411	1,820,056

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Dominion Energy, Inc.	845	$62,167
Domino’s Pizza, Inc.	410	191,261
DTE Energy Co.	2,006	259,978
Electronic Arts, Inc.	1,675	240,915
Eli Lilly & Co.	4,265	978,903
Equitable Holdings, Inc.	15,719	478,644
Evergy, Inc.	1,155	69,797
Exlservice Holdings, Inc. (*)	707	75,126
Extra Space Storage, Inc. REIT	630	103,207
Exxon Mobil Corp.	11,316	713,813
Facebook, Inc., Class A (*)	8,289	2,882,168
Fifth Third Bancorp	7,389	282,481
Flagstar Bancorp, Inc.	4,273	180,620
FOX Corp., Class B	21,150	744,480
FTI Consulting, Inc. (*)	467	63,797
Generac Holdings, Inc. (*)	927	384,844
General Mills, Inc.	1,474	89,811
Graco, Inc.	1,455	110,144
HCA Healthcare, Inc.	3,834	792,641
Honeywell International, Inc.	5,140	1,127,459
Hormel Foods Corp.	3,019	144,157
Humana, Inc.	1,848	818,147
Huntington Ingalls Industries, Inc.	1,446	304,745
ICON PLC (*)	1,920	396,883
IDEXX Laboratories, Inc. (*)	1,373	867,118
Intel Corp.	13,667	767,265
Intercontinental Exchange, Inc.	16,595	1,969,826
Intuit, Inc.	2,163	1,060,238
IQVIA Holdings, Inc. (*)	11,721	2,840,233
Jack Henry & Associates, Inc.	3,294	538,602
Johnson & Johnson	29,637	4,882,399
Kellogg Co.	9,654	621,042
Keysight Technologies, Inc. (*)	962	148,542
Kimberly-Clark Corp.	1,084	145,018
KLA Corp.	2,244	727,527
Laboratory Corp. of America Holdings (*)	2,470	681,349

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  33

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Lam Research Corp.	362	$235,553
LHC Group, Inc. (*)	1,572	314,809
Life Storage, Inc. REIT	750	80,513
Lockheed Martin Corp.	4,655	1,761,219
Louisiana-Pacific Corp.	3,467	209,025
Lowe’s Cos., Inc.	9,623	1,866,573
Manhattan Associates, Inc. (*)	1,644	238,117
Maravai LifeSciences Holdings, Inc., Class A	5,292	220,835
Martin Marietta Materials, Inc.	816	287,077
Matson, Inc.	931	59,584
McDonald’s Corp.	7,868	1,817,429
McKesson Corp.	4,976	951,610
MDU Resources Group, Inc.	11,424	358,028
Medtronic PLC	4,234	525,566
Merck & Co., Inc.	7,634	593,696
Mettler-Toledo International, Inc. (*)	241	333,867
Microsoft Corp.	30,744	8,328,550
Moderna, Inc. (*)	1,372	322,393
Mohawk Industries, Inc. (*)	1,348	259,072
Monolithic Power Systems, Inc.	182	67,968
Moody’s Corp.	2,951	1,069,354
Motorola Solutions, Inc.	10,078	2,185,414
MYR Group, Inc. (*)	908	82,555
Netflix, Inc. (*)	1,508	796,541
Newmont Corp.	816	51,718
Northrop Grumman Corp.	2,662	967,451
NVIDIA Corp.	2,324	1,859,432
O’Reilly Automotive, Inc. (*)	109	61,717
Old Dominion Freight Line, Inc.	2,671	677,900
Oracle Corp.	8,382	652,455
Organon & Co. (*)	340	10,288
Ovintiv, Inc.	3,859	121,443
Owens Corning	2,089	204,513
Paychex, Inc.	4,497	482,528
PayPal Holdings, Inc. (*)	4,348	1,267,355
PennyMac Financial Services, Inc.	3,822	235,894

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

PepsiCo, Inc.	1,553	$230,108
Philip Morris International, Inc.	13,374	1,325,497
Pioneer Natural Resources Co.	899	146,105
Portland General Electric Co.	1,299	59,858
Premier, Inc., Class A	1,810	62,970
PTC, Inc. (*)	9,957	1,406,526
Public Storage REIT	768	230,930
PulteGroup, Inc.	8,341	455,168
QUALCOMM, Inc.	5,308	758,672
Quanta Services, Inc.	2,506	226,968
Quest Diagnostics, Inc.	680	89,740
Quidel Corp. (*)	545	69,825
Realty Income Corp. REIT	950	63,403
Republic Services, Inc.	2,914	320,569
ResMed, Inc.	447	110,194
RH (*)	378	256,662
Rockwell Automation, Inc.	4,040	1,155,521
RPM International, Inc.	1,967	174,434
S&P Global, Inc.	5,921	2,430,274
SBA Communications Corp. REIT	238	75,851
Select Medical Holdings Corp.	5,975	252,504
Service Corp. International	3,841	205,839
ServiceNow, Inc. (*)	443	243,451
Skyworks Solutions, Inc.	1,268	243,139
SLM Corp.	14,239	298,165
Southwest Gas Holdings, Inc.	2,928	193,804
Starbucks Corp.	2,013	225,074
Stepan Co.	478	57,489
STERIS PLC	442	91,185
Synopsys, Inc. (*)	6,859	1,891,644
Targa Resources Corp.	8,420	374,269
Target Corp.	5,439	1,314,824
Tesla, Inc. (*)	2,459	1,671,382
Texas Instruments, Inc.	8,735	1,679,740
Texas Pacific Land Corp.	129	206,366
The Allstate Corp.	443	57,785

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  35

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

The Charles Schwab Corp.	17,410	$1,267,622
The Clorox Co.	1,409	253,493
The Coca-Cola Co.	39,331	2,128,200
The Hartford Financial Services Group, Inc.	1,195	74,054
The Hershey Co.	2,930	510,347
The Home Depot, Inc.	4,484	1,429,903
The J.M. Smucker Co.	514	66,599
The Kroger Co.	3,190	122,209
The Mosaic Co.	6,839	218,232
The Procter & Gamble Co.	15,523	2,094,518
The Sherwin-Williams Co.	1,888	514,386
Thermo Fisher Scientific, Inc.	5,589	2,819,483
TopBuild Corp. (*)	2,736	541,126
Tractor Supply Co.	2,883	536,411
Trimble, Inc. (*)	2,542	208,012
Tyler Technologies, Inc. (*)	147	66,498
Tyson Foods, Inc., Class A	3,528	260,225
United Parcel Service, Inc., Class B	1,747	363,324
United Therapeutics Corp. (*)	730	130,969
UnitedHealth Group, Inc.	5,171	2,070,675
Universal Health Services, Inc., Class B	1,334	195,338
Verizon Communications, Inc.	60,405	3,384,492
Vertex Pharmaceuticals, Inc. (*)	284	57,263
Viatris, Inc.	2,709	38,712
Visa, Inc., Class A	8,006	1,871,963
Walmart, Inc.	5,412	763,200
Warner Music Group Corp., Class A	15,721	566,585
Waste Management, Inc.	527	73,838
Waters Corp. (*)	305	105,411
Watts Water Technologies, Inc., Class A	545	79,521
WD-40 Co.	323	82,782
WEC Energy Group, Inc.	1,126	100,158
Werner Enterprises, Inc.	1,193	53,112
West Pharmaceutical Services, Inc.	330	118,503
White Mountains Insurance Group, Ltd.	53	60,846
Williams-Sonoma, Inc.	1,618	258,314

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

WW Grainger, Inc.	603	$264,114
Zoetis, Inc.	11,733	2,186,562
		156,744,065
Total Common Stocks (Cost $188,201,483)		235,740,654

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 9.7%

Canada | 0.6%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	1,370	$1,360,980
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	1,020	860,129
			2,221,109
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	938	966,914

Germany | 0.3%
Daimler AG MTN, 0.750%, 09/10/30	EUR	810	987,888

Switzerland | 0.0%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	90	116,338

United Kingdom | 1.0%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	825	844,594
Tesco Corporate Treasury Services PLC MTN, 2.750%, 04/27/30	GBP	985	1,454,054

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  37

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Unilever Capital Corp., 1.375%, 09/14/30	USD	$1,040	$1,004,580
			3,303,228
United States | 7.5%
Adobe, Inc., 2.300%, 02/01/30	USD	870	905,849
Alphabet, Inc., 1.100%, 08/15/30	USD	1,110	1,052,508
Amazon.com, Inc., 3.150%, 08/22/27	USD	895	988,874
American Express Credit Corp. MTN, 3.300%, 05/03/27	USD	885	979,012
Apple, Inc., 3.000%, 06/20/27	USD	815	896,065
Ball Corp., 4.875%, 03/15/26	USD	500	556,880
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	450	457,681
3.248%, 10/21/27	USD	895	970,842
Clean Harbors, Inc. Co., 4.875%, 07/15/27	USD	455	476,613
Dell International LLC, 5.300%, 10/01/29	USD	1,017	1,227,144
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,270	1,062,278
Johnson & Johnson, 3.625%, 03/03/37	USD	428	499,375
Johnson Controls International PLC, 1.750%, 09/15/30	USD	515	495,950
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	1,035	1,137,946
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	773	855,891
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,185	1,013,617

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Microsoft Corp., 3.500%, 11/15/42	USD	$660	$762,792
Morgan Stanley, 3.625%, 01/20/27	USD	885	981,306
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	465	477,843
PepsiCo, Inc., 2.875%, 10/15/49	USD	715	737,515
Pfizer, Inc., 2.625%, 04/01/30	USD	855	910,548
Prologis LP, 1.250%, 10/15/30	USD	965	907,966
Sealed Air Corp., 4.875%, 12/01/22	USD	740	769,600
Service Corp. International, 4.625%, 12/15/27	USD	505	534,038
Starbucks Corp., 4.450%, 08/15/49	USD	795	986,089
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	1,040	1,010,042
The Home Depot, Inc., 5.875%, 12/16/36	USD	630	900,024
The Procter & Gamble Co., 1.200%, 10/29/30	USD	545	519,719
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	965	989,066
United Rentals North America, Inc., 4.875%, 01/15/28	USD	515	546,157
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,012	1,156,140
Visa, Inc., 0.750%, 08/15/27	USD	465	450,716
			26,216,086
Total Corporate Bonds (Cost $32,872,743)			33,811,563

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  39

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 12.8%

Australia | 0.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	$1,400	$1,009,329
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	1,410	1,014,892
			2,024,221
Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,525	1,604,872

Bermuda | 0.8%
Government of Bermuda:
3.717%, 01/25/27	USD	1,360	1,483,505
2.375%, 08/20/30 (#)	USD	1,410	1,407,620
			2,891,125
Canada | 1.1%
City of Vancouver, 2.900%, 11/20/25	CAD	865	747,894
Export Development Canada, 1.650%, 07/31/24	CAD	1,170	967,874
Province of Quebec:
2.500%, 04/20/26	USD	515	551,539
1.850%, 02/13/27	CAD	1,965	1,627,339
			3,894,646
Chile | 0.9%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	315,000	446,837
2.300%, 10/01/28	CLP	1,290,000	1,520,331
Republic of Chile, 0.830%, 07/02/31	EUR	880	1,057,025
			3,024,193

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Colombia | 0.3%
Republic of Colombia, 9.850%, 06/28/27	COP	2,975,000	$927,411

Croatia | 0.3%
Croatia, 5.500%, 04/04/23	USD	945	1,024,321

Czech Republic | 0.8%
Czech Republic, 2.000%, 10/13/33	CZK	57,990	2,738,277

Hungary | 1.0%
Hungary Government Bonds:
2.750%, 12/22/26	HUF	290,410	1,010,906
3.000%, 10/27/27	HUF	284,610	1,002,826
2.250%, 04/20/33	HUF	292,490	929,166
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	410	515,114
			3,458,012
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	760	928,674

Japan | 0.3%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	300	301,567
Japan International Cooperation Agency, 1.750%, 04/28/31	USD	830	832,384
			1,133,951
Mexico | 0.3%
Mexican Bonos, 7.500%, 06/03/27	MXN	17,000	889,592
United Mexican States, 6.750%, 02/06/24	GBP	165	261,882
			1,151,474

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Morocco | 0.3%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	970	$1,077,429

Netherlands | 0.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	640	630,137

New Zealand | 0.9%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	1,200	923,511
New Zealand Local Government Funding Agency Bonds, 2.000%, 04/15/37	NZD	745	470,813
New Zealand Local Government Funding Agency Bonds, 1.500%, 04/20/29	NZD	2,710	1,829,520
			3,223,844
Norway | 0.4%
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	357,081
2.350%, 09/04/24	NOK	10,000	1,196,286
			1,553,367
Panama | 0.6%
Republic of Panama:
8.875%, 09/30/27	USD	795	1,096,007
3.875%, 03/17/28	USD	885	973,113
			2,069,120
Peru | 0.3%
Peru Government Bonds, 6.150%, 08/12/32	PEN	3,580	972,833

Poland | 0.6%
Poland Government Bonds:
2.500%, 07/25/27	PLN	3,590	1,002,611
2.750%, 10/25/29	PLN	3,905	1,121,789
			2,124,400

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Romania | 1.0%
Romanian Government Bonds:
4.750%, 02/24/25	RON	7,450	$1,923,570
3.650%, 09/24/31	RON	3,680	894,461
Romanian Government International Bonds, 3.875%, 10/29/35	EUR	485	675,729
			3,493,760
Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,130	988,235

Spain | 0.3%
Spain Government Bonds, 1.200%, 10/31/40	EUR	816	981,531

Thailand | 0.3%
Thailand Government Bonds, 1.585%, 12/17/35	THB	31,630	913,540

United Kingdom | 0.5%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	695	1,051,149
1.500%, 07/22/47	GBP	405	592,604
			1,643,753
Total Foreign Government Obligations (Cost $44,036,328)			44,473,126

Supranational Bonds | 2.4%
Asian Development Bank, 2.125%, 03/19/25	USD	616	648,015
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	555	573,161
European Investment Bank, 1.000%, 01/28/28	CAD	1,255	979,836

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Inter-American Development Bank, 7.875%, 03/14/23	IDR	18,860,000	$1,368,586
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	1,200	1,006,409
1.900%, 01/16/25	CAD	835	695,227
2.900%, 11/26/25	AUD	1,370	1,116,010
International Bank for Reconstruction & Development MTN, 1.250%, 03/16/26	NOK	7,700	890,215
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	1,411	971,351

Total Supranational Bonds (Cost $7,883,132)			8,248,810

US Municipal Bonds | 0.9%

California | 0.8%
State of California:
4.500%, 04/01/33	USD	900	1,063,122
7.550%, 04/01/39	USD	1,000	1,704,999
			2,768,121
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	476,670

Total US Municipal Bonds (Cost $3,050,057)			3,244,791

US Treasury Securities | 0.3%
US Treasury Note, 0.625%, 08/15/30 (Cost $1,020,622)	USD	1,055	982,881

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Exchange-Traded Funds | 5.0%
iShares MSCI World ETF (Cost $11,581,362)	138,410	$17,518,553

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $4,024,605)	4,024,605	4,024,605

Total Investments | 99.9% (Cost $292,670,332) (»)		$348,044,983

Cash and Other Assets in Excess of Liabilities | 0.1%		382,408

Net Assets | 100.0%		$348,427,391

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  45

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	1,364,391	USD	1,032,148	HSB	07/16/21	$—	$8,848
AUD	56,113	USD	42,256	HSB	09/24/21	—	159
AUD	758,145	USD	594,800	JPM	07/16/21	—	26,187
AUD	1,662,159	USD	1,292,699	JPM	07/16/21	—	46,071
AUD	2,427,397	USD	1,883,915	JPM	07/16/21	—	63,354
CAD	2,917,278	USD	2,366,604	HSB	07/16/21	—	13,226
CAD	566,801	USD	456,540	JPM	07/16/21	700	—
CAD	2,870,482	USD	2,290,101	MSC	07/16/21	25,526	—
CHF	324,678	USD	352,930	HSB	07/16/21	—	1,889
CHF	94,006	USD	102,480	HSB	09/24/21	—	656
CHF	798,698	USD	868,195	JPM	07/16/21	—	4,645
CHF	105,714	USD	114,914	MSC	07/16/21	—	616
CLP	374,880,850	USD	516,365	CIT	09/15/21	—	6,915
CNH	25,386,786	USD	3,863,899	HSB	07/16/21	58,104	—
CNH	32,465,012	USD	5,060,426	HSB	09/03/21	—	61,666
CZK	3,996,600	USD	191,286	HSB	07/16/21	—	5,468
CZK	14,816,424	USD	692,450	HSB	07/16/21	—	3,576
CZK	15,575,870	USD	737,600	HSB	07/16/21	—	13,417
EUR	3,340,166	USD	4,002,955	CIT	07/16/21	—	41,187
EUR	354,571	USD	420,763	HSB	07/16/21	—	207
EUR	1,398,771	USD	1,669,112	HSB	07/16/21	—	10,030
EUR	14,548,789	USD	17,433,960	HSB	07/16/21	—	177,652
EUR	944,087	USD	1,127,278	HSB	09/24/21	—	5,910
EUR	782,215	USD	938,000	JPM	07/16/21	—	10,216
GBP	244,517	USD	346,000	HSB	07/16/21	—	7,745
GBP	601,531	USD	838,955	HSB	07/16/21	—	6,822
GBP	490,816	USD	696,817	JPM	07/16/21	—	17,842
GBP	1,853,809	USD	2,556,390	JPM	07/16/21	8,094	—
GBP	279,064	USD	388,289	SSB	09/24/21	—	2,189
HKD	1,201,858	USD	154,812	HSB	09/24/21	5	—
HUF	529,741,934	USD	1,777,640	HSB	07/16/21	9,650	—
INR	61,198,480	USD	816,579	JPM	09/30/21	—	1,316
JPY	969,979,579	USD	8,933,235	CIT	07/16/21	—	201,181
JPY	814,930,936	USD	7,505,350	HSB	07/16/21	—	169,092
JPY	41,319,428	USD	380,538	JPM	07/16/21	—	8,568

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

JPY	32,352,773	USD	292,712	SSB	09/24/21	$—	$1,289
KRW	1,561,423,262	USD	1,382,659	JPM	08/10/21	3,577	—
MXN	4,434,046	USD	216,234	HSB	07/16/21	5,818	—
MXN	4,626,068	USD	230,537	HSB	07/16/21	1,131	—
NOK	4,927,024	USD	578,801	HSB	07/16/21	—	6,526
NOK	13,146,575	USD	1,538,007	HSB	07/16/21	—	11,029
NZD	815,556	USD	594,800	HSB	07/16/21	—	24,738
NZD	1,147,330	USD	804,302	HSB	07/16/21	—	2,334
NZD	417,020	USD	298,508	JPM	07/16/21	—	7,017
NZD	959,408	USD	685,422	JPM	07/16/21	—	14,810
PEN	934,460	USD	241,462	CIT	08/10/21	1,930	—
PHP	28,492,130	USD	582,387	HSB	09/30/21	—	378
PLN	2,027,258	USD	531,966	HSB	07/16/21	—	254
PLN	2,446,280	USD	661,000	HSB	07/16/21	—	19,386
RON	768,587	USD	185,389	HSB	07/16/21	—	496
RON	1,558,572	USD	377,417	HSB	07/16/21	—	2,483
RON	3,140,869	USD	760,230	HSB	07/16/21	—	4,654
RUB	32,491,655	USD	437,154	JPM	07/16/21	6,290	—
SEK	3,941,901	USD	467,622	HSB	07/16/21	—	6,956
SEK	1,171,064	USD	138,945	JPM	07/16/21	—	2,090
SGD	334,557	USD	249,512	HSB	07/16/21	—	715
SGD	212,898	USD	159,475	JPM	07/16/21	—	1,151
THB	23,790,456	USD	762,539	HSB	07/16/21	—	20,276
USD	31,000	AUD	40,247	HSB	07/16/21	814	—
USD	487,000	AUD	637,610	HSB	07/16/21	8,789	—
USD	938,378	AUD	1,209,803	HSB	07/16/21	31,020	—
USD	1,104,764	AUD	1,428,119	HSB	07/16/21	33,667	—
USD	3,412,979	AUD	4,410,816	JPM	07/16/21	104,844	—
USD	2,025,021	AUD	2,617,580	MSC	07/16/21	61,822	—
USD	3,853,953	CAD	4,830,845	CIT	07/16/21	—	43,107
USD	70,300	CAD	86,379	HSB	07/16/21	618	—
USD	672,600	CAD	822,993	HSB	07/16/21	8,688	—
USD	482,091	CAD	596,786	HSB	09/24/21	673	—
USD	254,829	CAD	319,425	JPM	07/16/21	—	2,853
USD	683,900	CAD	824,950	JPM	07/16/21	18,410	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  47

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	1,218,447	CAD	1,510,695	JPM	07/16/21	$—	$236
USD	1,222,309	CAD	1,515,086	JPM	07/16/21	85	—
USD	3,446,007	CAD	4,319,328	MSC	07/16/21	—	38,411
USD	22,700	CHF	20,706	HSB	07/16/21	313	—
USD	255,100	CHF	230,623	HSB	07/16/21	5,751	—
USD	2,624,064	CLP	1,837,973,201	CIT	09/15/21	126,324	—
USD	153,100	CNH	996,041	HSB	07/16/21	—	778
USD	1,739,600	CNH	11,189,351	HSB	07/16/21	10,958	—
USD	986,106	COP	3,732,410,766	CIT	08/10/21	—	6,578
USD	278,300	CZK	5,897,789	HSB	07/16/21	4,089	—
USD	2,993,273	CZK	64,706,479	HSB	07/16/21	—	15,186
USD	305,542	DKK	1,902,977	HSB	09/24/21	1,611	—
USD	438,600	EUR	364,407	HSB	07/16/21	6,377	—
USD	5,402,256	EUR	4,508,229	HSB	07/16/21	55,049	—
USD	330,000	EUR	271,930	JPM	07/16/21	7,464	—
USD	487,700	EUR	400,423	JPM	07/16/21	12,759	—
USD	4,847,700	EUR	4,024,237	JPM	07/16/21	74,556	—
USD	97,200	GBP	70,406	HSB	07/16/21	—	196
USD	1,182,900	GBP	843,495	HSB	07/16/21	16,044	—
USD	435,311	GBP	312,865	HSB	09/24/21	2,444	—
USD	267,700	GBP	193,062	JPM	07/16/21	625	—
USD	1,485,190	GBP	1,077,011	JPM	07/16/21	—	4,702
USD	341,166	HKD	2,648,682	SSB	09/24/21	—	24
USD	14,400	HUF	4,320,259	HSB	07/16/21	—	176
USD	162,300	HUF	47,540,916	HSB	07/16/21	1,902	—
USD	204,453	HUF	61,658,656	HSB	07/16/21	—	3,576
USD	920,385	HUF	275,613,034	HSB	07/16/21	—	9,502
USD	2,774,475	HUF	836,781,770	JPM	07/16/21	—	48,732
USD	321,024	IDR	4,691,766,818	JPM	09/30/21	—	240
USD	696,000	JPY	76,753,836	CIT	07/16/21	5,038	—
USD	285,500	JPY	31,195,443	HSB	07/16/21	4,669	—
USD	1,505,214	JPY	165,797,190	HSB	09/24/21	11,764	—
USD	3,084,900	JPY	340,389,408	JPM	07/16/21	20,610	—
USD	460,835	JPY	50,756,808	SSB	09/24/21	3,633	—
USD	22,700	MXN	463,416	HSB	07/16/21	—	507

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	76,035	MXN	1,540,051	HSB	07/16/21	$—	$1,089
USD	255,100	MXN	5,181,464	HSB	07/16/21	—	4,382
USD	1,151,672	NOK	9,618,187	HSB	07/16/21	34,517	—
USD	479,263	NOK	4,120,346	HSB	09/24/21	566	—
USD	3,353,550	NOK	28,037,868	JPM	07/16/21	96,946	—
USD	1,733,040	NZD	2,425,613	CIT	07/16/21	37,572	—
USD	162,300	NZD	229,490	HSB	07/16/21	1,890	—
USD	1,190,138	NZD	1,651,964	JPM	07/16/21	35,439	—
USD	1,954,566	NZD	2,735,871	JPM	07/16/21	42,232	—
USD	1,104,459	PEN	4,216,163	CIT	08/10/21	6,305	—
USD	162,300	PLN	609,536	HSB	07/16/21	2,430	—
USD	1,966,049	PLN	7,454,292	HSB	07/16/21	10,927	—
USD	539,373	PLN	2,045,161	JPM	07/16/21	2,965	—
USD	33,100	RON	136,137	HSB	07/16/21	350	—
USD	371,100	RON	1,519,777	HSB	07/16/21	5,498	—
USD	2,291,077	RON	9,461,163	HSB	07/16/21	15,074	—
USD	10,300	SEK	87,176	HSB	07/16/21	112	—
USD	1,111,571	SGD	1,483,944	JPM	07/16/21	8,021	—
USD	915,533	THB	29,437,141	HSB	07/16/21	—	2,906
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,063,079	$1,226,413

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  49

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2021 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy — see Note 8 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2021, these securities amounted to 0.7% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2021.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LIBOR	— London Interbank Offered Rate
PJSC	— Public Joint Stock Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Currency Abbreviations:

AUD	— Australian Dollar	JPY	— Japanese Yen
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	MXN	— Mexican New Peso
CLP	— Chilean Peso	NOK	— Norwegian Krone
CNH	— Chinese Yuan Renminbi	NZD	— New Zealand Dollar
COP	— Colombian Peso	PEN	— Peruvian Nuevo Sol
CZK	— Czech Koruna	PHP	— Philippine Peso
DKK	— Danish Krone	PLN	— Polish Zloty
EUR	— Euro	RON	— New Romanian Leu
GBP	— British Pound Sterling	RUB	— Russian Ruble
HKD	— Hong-Kong Dollar	SEK	— Swedish Krone
HUF	— Hungarian Forint	SGD	— Singapore Dollar
IDR	— Indonesian Rupiah	THB	— Thai Baht
INR	— Indian Rupee	USD	— United States Dollar

Counterparty Abbreviations:

CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
MSC	— Morgan Stanley & Co.
SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common & Preferred Stocks and Corporate Bonds
Aerospace & Defense	—%	2.9%	1.1%
Air Freight & Logistics	—	—	0.6
Airlines	—	1.4	—
Auto Components	1.5	1.4	0.2
Automobiles	2.0	3.3	1.8
Banks	24.7	7.7	4.4
Beverages	—	3.9	2.5
Biotechnology	—	—	0.2
Building Products	—	1.0	0.7
Capital Markets	—	2.2	3.6
Chemicals	1.9	5.1	0.6
Commercial Services & Suppliers	1.1	—	0.5
Communications Equipment	—	—	0.8
Construction & Engineering	—	—	0.1
Construction Materials	2.9	—	0.4
Consumer Finance	—	—	0.2
Containers & Packaging	—	—	0.6
Diversified Consumer Services	—	—	0.3
Diversified Financial Services	—	—	0.2
Diversified Telecommunication Services	2.3	1.2	1.6
Electric Utilities	0.7	2.0	0.6
Electrical Equipment	—	4.2	1.3
Electronic Equipment, Instruments & Components	2.5	3.2	0.9
Entertainment	—	3.2	1.1
Equity Real Estate Investment Trusts (REITs)	—	—	1.5
Food & Staples Retailing	1.0	2.4	1.2
Food Products	0.8	0.6	0.6
Gas Utilities	—	1.1	0.2
Health Care Equipment & Supplies	—	2.9	0.9
Health Care Providers & Services	2.9	—	2.4
Hotels, Restaurants & Leisure	0.7	—	1.7
Household Durables	1.4	—	0.5
Household Products	0.7	—	1.3
Independent Power & Renewable Electricity Producers	0.8	0.7	0.3
Industrial Conglomerates	1.1	—	0.4
Insurance	3.4	4.1	2.3
Interactive Media & Services	—	1.2	2.9

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  51

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Internet & Direct Marketing Retail	—%	—%	1.6%
IT Services	1.3	3.0	2.6
Leisure Products	—	1.9	0.6
Life Sciences Tools & Services	—	—	2.2
Machinery	0.7	4.1	1.7
Marine	—	—	0.1
Media	—	1.3	0.8
Metals & Mining	3.8	1.4	0.9
Multiline Retail	—	1.0	0.9
Multi-Utilities	—	2.3	0.3
Oil, Gas & Consumable Fuels	10.1	4.5	1.7
Paper & Forest Products	0.8	—	0.1
Personal Products	3.4	1.6	0.5
Pharmaceuticals	—	5.7	3.9
Professional Services	—	4.1	1.6
Real Estate Management & Development	1.0	3.3	0.4
Road & Rail	—	—	0.6
Semiconductors & Semiconductor Equipment	10.6	1.2	3.6
Software	—	—	5.2
Specialty Retail	1.2	1.5	2.0
Technology Hardware, Storage & Peripherals	5.9	1.4	3.1
Textiles, Apparel & Luxury Goods	—	1.8	1.0
Thrifts & Mortgage Finance	—	—	0.1
Tobacco	1.2	—	0.5
Trading Companies & Distributors	—	1.6	0.3
Transportation Infrastructure	1.7	—	—
Wireless Telecommunication Services	4.5	—	0.5
Subtotal	98.6	97.4	77.3
Exchange Traded Funds	—	—	5.0
Foreign Government Obligations	—	—	12.8
Supranationals	—	—	2.4
US Municipal Bonds	—	—	0.9
US Treasury Securities	—	—	0.3
Short-Term Investments	2.5	2.3	1.2
Total Investments	101.1%	99.7%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Report

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Semi-Annual Report  53

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

	Lazard	Lazard
	Retirement	Retirement
	Emerging Markets	International
June 30, 2021	Equity Portfolio	Equity Portfolio

ASSETS
Investments in securities, at fair value	$496,825,718	$143,959,245
Cash	—	—
Foreign currency, at fair value	48,855	150,710
Receivables for:
Dividends and interest	2,224,717	830,008
Investments sold	95,114	—
Capital stock sold	92,070	320,118
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	499,286,474	145,260,081

LIABILITIES
Payables for:
Foreign capital gains taxes	1,171,847	443
Management fees	416,443	76,241
Accrued custodian fees	177,442	42,442
Accrued distribution fees	80,168	30,253
Accrued professional services	37,412	49,256
Accrued directors’ fees	8,929	3,165
Investments purchased	5,295,987	627,195
Capital stock redeemed	290,055	28,040
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	204,246	38,529
Total liabilities	7,682,529	895,564
Net assets	$491,603,945	$144,364,517

NET ASSETS
Paid in capital	$424,439,266	$106,068,585
Distributable earnings (Accumulated loss)	67,164,679	38,295,932
Net assets	$491,603,945	$144,364,517

Service Shares
Net assets	$372,221,904	$144,364,517
Shares of capital stock outstanding*	15,908,905	12,893,520
Net asset value, offering and redemption price per share	$23.40	$11.20

Investor Shares
Net assets	$119,382,041	—
Shares of capital stock outstanding*	5,147,972	—
Net asset value, offering and redemption price per share	$23.19	—

Cost of investments in securities	$395,125,976	$119,319,754
Cost of foreign currency	$48,897	$150,761

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Report

Lazard	Lazard
Retirement	Retirement
US Small-Mid Cap	Global Dynamic
Equity Portfolio	Multi-Asset Portfolio

$54,800,244	$348,044,983
—	4,756
—	891,527

36,997	1,181,131
187,289	1,112,041
88,920	148,572

—	1,063,079
55,113,450	352,446,089

—	—
27,059	184,861
20,034	108,696
11,376	72,335
22,489	27,876
1,953	5,727
182,210	2,064,775
102,130	274,145

—	1,226,413
15,683	53,870
382,934	4,018,698
$54,730,516	$348,427,391

$36,205,519	$281,899,044
18,524,997	66,528,347
$54,730,516	$348,427,391

$54,730,516	$348,046,353
2,874,232	24,278,353

$19.04	$14.34

—	$381,038
—	26,548

—	$14.35

$42,874,115	$292,670,332
—	$895,961

Semi-Annual Report  55

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

	Lazard	Lazard
	Retirement	Retirement
	Emerging Markets	International
For the Six Months Ended June 30, 2021	Equity Portfolio	Equity Portfolio

Investment Income (Loss)
Income
Dividends^	$8,952,976	$2,853,951
Interest	—	—
Total investment income*	8,952,976	2,853,951
Expenses
Management fees (Note 3)	2,432,028	529,383
Distribution fees (Service Shares)	462,244	176,461
Custodian fees	131,085	44,684
Professional services	123,609	75,468
Shareholders’ reports	71,506	17,887
Administration fees	41,230	18,172
Shareholders’ services	17,845	6,961
Directors’ fees and expenses	15,078	5,799
Other	12,691	3,140
Total gross expenses	3,307,316	877,955
Management fees waived and expenses reimbursed	—	(77,073)
Total net expenses	3,307,316	800,882
Net investment income (loss)	5,645,660	2,053,069
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	25,343,998	8,934,614
Foreign currency transactions	(134,699)	329
Forward currency contracts	—	—
Total net realized gain (loss)	25,209,299	8,934,943
Net change in unrealized appreciation (depreciation) on:
Investments†	19,214,012	(3,581,585)
Foreign currency translations	19,366	(26,470)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	19,233,378	(3,608,055)
Net realized and unrealized gain (loss)	44,442,677	5,326,888
Net increase (decrease) in net assets resulting from operations	$50,088,337	$7,379,957
*^ Net of foreign withholding taxes of	$1,446,797	$(88,543)
** Net of foreign capital gains taxes of	$243,035	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$(795,963)	$(443)

^	Dividend income for Lazard Retirement International Equity Portfolio includes $335,609 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $247,066. Refer to Note 2b in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Report

Lazard	Lazard
Retirement	Retirement
US Small-Mid Cap	Global Dynamic
Equity Portfolio	Multi-Asset Portfolio

$240,674	$2,077,357
—	1,344,245
240,674	3,421,602

203,307	1,382,409
67,769	431,683
16,268	76,597
35,523	93,306
7,995	28,387
12,737	32,430
7,323	11,691
3,831	11,559
2,164	8,386
356,917	2,076,448
(45,180)	(262,228)
311,737	1,814,220
(71,063)	1,607,382

7,119,090	12,950,058
—	(260,014)
—	(1,903,180)
7,119,090	10,786,864

1,427,603	7,501,297
—	(44,334)
—	326,873

1,427,603	7,783,836
8,546,693	18,570,700

$8,475,630	$20,178,082
$—	$137,153
$—	$—

$—	$—

Semi-Annual Report  57

Lazard Retirement Series, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Retirement
	Emerging Markets Equity Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,645,660	$9,311,548
Net realized gain (loss)	25,209,299	(25,542,063)
Net change in unrealized appreciation (depreciation)	19,233,378	(2,992,046)
Net increase (decrease) in net assets resulting from operations	50,088,337	(19,222,561)
Distributions to shareholders (Note 2(e))
From net investment income and net realized gains
Service Shares	—	(8,607,423)
Investor Shares	—	(3,358,135)
Net decrease in net assets resulting from distributions	—	(11,965,558)
Capital stock transactions
Net proceeds from sales
Service Shares	26,681,510	63,205,948
Investor Shares	7,107,733	22,383,429
Net proceeds from reinvestment of distributions
Service Shares	—	8,607,423
Investor Shares	—	3,358,135
Cost of shares redeemed
Service Shares	(57,307,743)	(98,961,364)
Investor Shares	(24,989,588)	(61,959,254)
Net increase (decrease) in net assets from capital stock transactions	(48,508,088)	(63,365,683)
Total increase (decrease) in net assets	1,580,249	(94,553,802)
Net assets at beginning of period	490,023,696	584,577,498
Net assets at end of period	$491,603,945	$490,023,696
Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	17,272,471	18,647,347
Shares sold	1,195,651	3,605,190
Shares issued to shareholders from reinvestment of distributions	—	491,011
Shares redeemed	(2,559,217)	(5,471,077)
Net increase (decrease)	(1,363,566)	(1,374,876)
Shares outstanding at end of period	15,908,905	17,272,471
Investor Shares
Shares outstanding at beginning of period	5,987,048	8,005,599
Shares sold	315,513	1,300,059
Shares issued to shareholders from reinvestment of distributions	—	193,664
Shares redeemed	(1,154,589)	(3,512,274)
Net increase (decrease)	(839,076)	(2,018,551)
Shares outstanding at end of period	5,147,972	5,987,048

*	Shares and share transactions prior to December 4, 2020 were adjusted to reflect a 1:2 reverse shares split.

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Report

Lazard Retirement		Lazard Retirement
International Equity Portfolio		US Small-Mid Cap Equity Portfolio
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2021	December 31,	June 30, 2021	December 31,
(unaudited)	2020	(unaudited)	2020

$2,053,069	$1,174,575	$(71,063)	$75,357
8,934,943	1,868,337	7,119,090	(440,191)
(3,608,055)	7,037,577	1,427,603	2,826,907

7,379,957	10,080,489	8,475,630	2,462,073

—	(7,373,572)	—	(3,542,237)
—	—	—	—
—	(7,373,572)	—	(3,542,237)

11,336,198	14,335,235	3,147,133	10,633,780
—	—	—	—

—	7,373,572	—	3,542,237
—	—	—	—

(19,927,173)	(31,565,292)	(8,183,040)	(21,265,117)
—	—	—	—

(8,590,975)	(9,856,485)	(5,035,907)	(7,089,100)
(1,211,018)	(7,149,568)	3,439,723	(8,169,264)
145,575,535	152,725,103	51,290,793	59,460,057
$144,364,517	$145,575,535	$54,730,516	$51,290,793

13,703,186	14,723,964	3,153,046	3,613,885 *
1,019,785	1,568,228	171,231	743,293 *

—	787,758	—	260,070 *
(1,829,451)	(3,376,764)	(450,045)	(1,464,202)*
(809,666)	(1,020,778)	(278,814)	(460,839)*
12,893,520	13,703,186	2,874,232	3,153,046

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report  59

	Lazard Retirement
	Global Dynamic Multi-Asset Portfolio
	Six Months Ended	Year Ended
	June 30, 2021	December 31,
	(unaudited)	2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,607,382	$2,683,360
Net realized gain (loss)	10,786,864	(1,348,457)
Net change in unrealized appreciation (depreciation)	7,783,836	(165,745)
Net increase (decrease) in net assets resulting from operations	20,178,082	1,169,158

Distributions to shareholders (Note 2(e))
From net investment income and net realized gains
Service Shares	—	(6,026,173)
Investor Shares	—	(2,429)
Net decrease in net assets resulting from distributions	—	(6,028,602)

Capital stock transactions
Net proceeds from sales
Service Shares	8,671,710	26,196,032
Investor Shares	256,729	208,461
Net proceeds from reinvestment of distributions
Service Shares	—	6,026,173
Investor Shares	—	2,429
Cost of shares redeemed
Service Shares	(35,643,505)	(73,198,221)
Investor Shares	(90,360)	(46,722)
Net increase (decrease) in net assets from capital stock transactions	(26,805,426)	(40,811,848)
Total increase (decrease) in net assets	(6,627,344)	(45,671,292)
Net assets at beginning of period	355,054,735	400,726,027
Net assets at end of period	$348,427,391	$355,054,735

Shares issued and redeemed

Service Shares
Shares outstanding at beginning of period	26,229,857	29,362,855
Shares sold	624,188	2,145,528
Shares issued to shareholders from reinvestment of distributions	—	474,493
Shares redeemed	(2,575,692)	(5,753,019)
Net increase (decrease)	(1,951,504)	(3,132,998)
Shares outstanding at end of period	24,278,353	26,229,857

Investor Shares
Shares outstanding at beginning of period	14,719	2,331
Shares sold	18,226	15,925
Shares issued to shareholders from reinvestment of distributions	—	191
Shares redeemed	(6,397)	(3,728)
Net increase (decrease)	11,829	12,388
Shares outstanding at end of period	26,548	14,719

The accompanying notes are an integral part of these financial statements.

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Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Service Shares
Net asset value, beginning of period	$21.12	$22.00	$18.80	$23.59	$18.78	$15.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.25	0.36	0.43	0.42	0.31	0.23	^
Net realized and unrealized gain (loss)	2.03	(0.75)	2.95	(4.80)	4.89	3.04
Total from investment operations	2.28	(0.39)	3.38	(4.38)	5.20	3.27
Less distributions from:
Net investment income	—	(0.49)	(0.18)	(0.41)	(0.39)	(0.19)
Total distributions	—	(0.49)	(0.18)	(0.41)	(0.39)	(0.19)
Net asset value, end of period	$23.40	$21.12	$22.00	$18.80	$23.59	$18.78
Total Return (b)	10.80%	-1.32%	18.14%	-18.56%	27.76%	20.84	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$372,222	$364,846	$410,188	$403,949	$942,572	$880,047
Ratios to average net assets (c):
Net expenses	1.42%	1.43%	1.42%	1.36%	1.38%	1.37	%^
Gross expenses	1.42%	1.43%	1.43%	1.36%	1.38%	1.38%
Net investment income (loss)	2.26%	1.95%	2.10%	1.89%	1.45%	1.29	%^
Portfolio turnover rate	19%	27%	19%	16%	10%	12%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Investor Shares
Net asset value, beginning of period	$20.91	$21.78	$18.58	$23.31	$18.56	$15.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.28	0.41	0.47	0.45	0.37	0.26	^
Net realized and unrealized gain (loss)	2.00	(0.75)	2.91	(4.72)	4.83	3.02
Total from investment operations	2.28	(0.34)	3.38	(4.27)	5.20	3.28
Less distributions from:
Net investment income	—	(0.53)	(0.18)	(0.46)	(0.45)	(0.23)
Total distributions	—	(0.53)	(0.18)	(0.46)	(0.45)	(0.23)
Net asset value, end of period	$23.19	$20.91	$21.78	$18.58	$23.31	$18.56
Total Return (b)	10.90%	-1.03%	18.36%	-18.32%	28.07%	21.18	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,382	$125,178	$174,389	$165,177	$238,656	$187,408
Ratios to average net assets (c):
Net expenses	1.17%	1.18%	1.18%	1.11%	1.14%	1.12	%^
Gross expenses	1.17%	1.18%	1.18%	1.11%	1.14%	1.14%
Net investment income (loss)	2.51%	2.28%	2.37%	2.09%	1.74%	1.52	%^
Portfolio turnover rate	19%	27%	19%	16%	10%	12%

The accompanying notes are an integral part of these financial statements.

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†	Unaudited
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was a 0.06% impact on the total return of the Portfolio. There was a 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/21†		12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Service Shares
Net asset value, beginning of period	$10.62		$10.37	$8.60	$10.83	$11.57	$12.28
Income (Loss) from investment operations:
Net investment income (loss)	0.16	*	0.11	0.20	0.18	0.31	0.19 ^
Net realized and unrealized gain (loss)	0.42		0.68	1.60	(1.70)	2.24	(0.71)
Total from investment operations	0.58		0.79	1.80	(1.52)	2.55	(0.52)
Less distributions from:
Net investment income	—		(0.22)	(0.03)	(0.17)	(0.33)	(0.16)
Net realized gains	—		(0.32)	—	(0.54)	(2.96)	(0.03)
Total distributions	—		(0.54)	(0.03)	(0.71)	(3.29)	(0.19)
Net asset value, end of period	$11.20		$10.62	$10.37	$8.60	$10.83	$11.57
Total Return (a)	5.46	%*	8.24%	21.00%	-13.91%**	22.33%	-4.29%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144,365		$145,576	$152,725	$169,698	$221,307	$653,014
Ratios to average net assets (b):
Net expenses	1.13%		1.17%	1.12%	1.12%	1.11%	1.08%^
Gross expenses	1.24%		1.27%	1.20%	1.14%	1.12%	1.09%
Net investment income (loss)	2.91	%*	0.88%	1.87%	1.62%	1.11%	1.59%^
Portfolio turnover rate	23%		33%	32%	33%	44%	28%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.01% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
*	Includes $0.03 of refunds received as a result European Union dividend withholding tax reclaims filings. There was a 0.28% impact on the total return of the Portfolio. There was a 0.43% impact the net investment income (loss) ratio of the Portfolio. Refer to Note 2b in the Notes to Financial Statements for further information.
**	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and was recorded in the period received. There was a 0.10% impact on the total return of the Portfolio.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20*	12/31/19*	12/31/18*	12/31/17*	12/31/16*

Service Shares
Net asset value, beginning of period	$16.27	$16.46	$12.92	$16.66	$16.18	$14.78
Income (Loss) from investment operations:
Net investment income (loss)	(0.02)	0.03	0.04	0.02	0.02	0.06	^
Net realized and unrealized gain (loss)	2.79	0.87	3.80	(2.08)	2.14	2.18
Total from investment operations	2.77	0.90	3.84	(2.06)	2.16	2.24
Less distributions from:
Net investment income	—	(0.03)	—	— (a)	(0.06)	—
Net realized gains	—	(1.06)	(0.30)	(1.68)	(1.62)	(0.84)
Total distributions	—	(1.09)	(0.30)	(1.68)	(1.68)	(0.84)
Net asset value, end of period	$19.04	$16.27	$16.46	$12.92	$16.66	$16.18
Total Return (b)	17.03%	6.76%	29.93%	-13.24%	13.95%	15.78	%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,731	$51,291	$59,460	$51,793	$66,869	$65,478
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.19%	1.25	%^
Gross expenses	1.32%	1.33%	1.27%	1.23%	1.25%	1.32%
Net investment income (loss)	-0.26%	0.15%	0.27%	0.14%	0.09%	0.46	%^
Portfolio turnover rate	35%	71%	60%	81%	79%	94%

The accompanying notes are an integral part of these financial statements.

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†	Unaudited.
*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16

Service Shares
Net asset value, beginning of period	$13.53	$13.65	$11.61	$13.49	$11.82	$11.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.10	0.16	0.16	0.17	0.14
Net realized and unrealized gain (loss)	0.75	— (b)	1.91	(1.06)	2.25	0.24
Total from investment operations	0.81	0.10	2.07	(0.90)	2.42	0.38
Less distributions from:
Net investment income	—	(0.08)	(0.01)	(0.18)	—	(0.03)
Net realized gains	—	(0.14)	(0.02)	(0.80)	(0.75)	(0.04)
Total distributions	—	(0.22)	(0.03)	(0.98)	(0.75)	(0.07)
Net asset value, end of period	$14.34	$13.53	$13.65	$11.61	$13.49	$11.82
Total Return (c)	5.99%	0.81%	17.79%	-6.57%	20.53%	3.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$348,046	$354,856	$400,694	$386,902	$384,208	$293,286
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.20%	1.22%	1.20%	1.17%	1.19%	1.25%
Net investment income (loss)	0.93%	0.75%	1.23%	1.22%	1.28%	1.23%
Portfolio turnover rate	42%	177%	115%	110%	104%	105%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/21†	12/31/20	12/31/19	12/31/18*

Investor Shares
Net asset value, beginning of period	$13.53	$13.65	$11.61	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.12	0.14	—
Net realized and unrealized gain (loss)	0.74	— (b)	1.93	— (b)
Total from investment operations	0.82	0.12	2.07	— (b)
Less distributions from:
Net investment income	—	(0.10)	(0.01)	—
Net realized gains	—	(0.14)	(0.02)	—
Total distributions	—	(0.24)	(0.03)	—
Net asset value, end of period	$14.35	$13.53	$13.65	$11.61
Total Return (c)	6.06%	0.96%	17.79%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) $	381	$199	$32	$1
Ratios to average net assets (d):
Net expenses	0.90%	0.90%	0.90%	0.00%
Gross expenses	2.65%	4.14%	84.50%	0.00%
Net investment income (loss)	1.11%	0.93%	1.05%	0.00%
Portfolio turnover rate	42%	177%	115%	NA

†	Unaudited
*	The inception date for the Investor Shares was December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Lazard Retirement Series, Inc. Notes to Financial Statements
June 30, 2021 (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), Lazard Retirement US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity Portfolio”), and Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”). Each of the other nineteen Portfolios had not commenced operations as of June 30, 2021. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of June 30, 2021, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-

Semi-Annual Report  69

US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices

70  Semi-Annual Report

of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the

Semi-Annual Report  71

recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, would reduce foreign withholding taxes and increase dividend income, potentially resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward

72  Semi-Annual Report

currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2021, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2020, the following Portfolio had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains. with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$13,134,879	$55,827,050
Global Dynamic Multi-Asset	6,457,455	—

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2020, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Semi-Annual Report  73

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$395,125,976	$119,304,147	$17,604,405	$101,699,742
International Equity	119,319,754	27,175,920	2,536,429	24,639,491
US Small-Mid Cap Equity	42,874,115	12,307,196	381,067	11,926,129
Global Dynamic Multi-Asset	292,670,332	59,083,657	3,865,717	55,217,940

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, passive foreign investment companies, distributions redesignations, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to

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shareholder distributions may result in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

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3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objective(s), policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
International Equity	0.75
US Small-Mid Cap Equity	0.75
Global Dynamic Multi-Asset	0.80

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until April 30, 2022 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, on behalf of the Portfolio, exceed the applicable percentage(s) of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.45%	1.20%
International Equity	1.10	N/A
US Small-Mid Cap Equity	1.15	N/A
Global Dynamic Multi-Asset	1.05	0.90	(a)

(a) This agreement will continue in effect until on April 30, 2031 for Investor Shares.

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During the period ended June 30, 2021, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

International Equity	$77,073	$—	—	—
US Small-Mid Cap Equity	45,180	—	—	—
Global Dynamic Multi-Asset	259,984	—	$1,025	$1,219

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities and

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providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For 2021, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex is: (1) an annual retainer of $237,000, (2) an additional annual retainer of $33,700 to the lead Independent Director, and (3) an additional annual retainer of $23,500 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active Portfolios on the basis of relative net assets. The Statement of Operations of each Portfolio shows the Independent Directors’ compensation and expenses paid by each Portfolio.

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5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2021 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$90,560,433	$130,580,755
International Equity	31,590,966	39,651,826
US Small-Mid Cap Equity	18,552,751	24,535,651
Global Dynamic Multi-Asset	142,319,527	166,447,982

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$1,545,563	$2,844,312

For the period ended June 30, 2021, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets

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may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

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Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes, currencies and structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default by, the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted

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from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. The SEC recently adopted Rule 18f-4 under the 1940 Act, which will regulate the use of derivatives for certain funds and may require one or more Portfolios to alter, perhaps materially, its use of derivatives.

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of such ETF’s investments, as well as to the general risks of investing in ETFs. Portfolio shares will bear not only a Portfolio’s management fees and operating expenses, but also a Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which a Portfolio invests. A Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless another ETF has received an exemptive order from the US Securities and Exchange Commission (the “SEC”) on which a Portfolio may rely or an exemption is available. New Rule 12d1-4 under the 1940 Act will allow a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. The aforementioned exemptive orders will be rescinded effective January 19, 2022, and by such date a Portfolio will have to comply with the requirements of Rule 12d1-4 in order to rely on its exemptions from the requirements of Section 12.

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(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, bro-

84  Semi-Annual Report

kers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2021:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$39,955,644	$—	$—	$39,955,644
China	—	84,957,963	—	84,957,963
Egypt	—	4,831,766	—	4,831,766
Greece	—	3,485,346	—	3,485,346
Hong Kong	—	4,686,756	—	4,686,756
Hungary	—	12,320,536	—	12,320,536
India	2,635,061	44,782,062	—	47,417,123
Indonesia	7,035,317	11,057,142	—	18,092,459
Mexico	27,158,464	—	—	27,158,464
Portugal	—	5,050,216	—	5,050,216
Russia	8,336,704	44,725,410	—	53,062,114
South Africa	—	33,709,517	—	33,709,517
South Korea	—	77,457,843	—	77,457,843
Taiwan	—	45,301,946	—	45,301,946
Thailand	7,635,890	4,314,691	—	11,950,581
United Kingdom	—	14,881,915	—	14,881,915
Short-Term Investments	12,505,529	—	—	12,505,529
Total	$105,262,609	$391,563,109	$—	$496,825,718

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
International Equity Portfolio
Common Stocks*
Canada	$5,367,702	$—	$—	$5,367,702
China	1,721,355	2,671,905	—	4,393,260
Denmark	—	5,675,318	—	5,675,318
Finland	—	3,055,565	—	3,055,565
France	—	19,320,315	—	19,320,315
Germany	—	12,902,995	—	12,902,995
Hong Kong	—	1,361,292	—	1,361,292
India	—	1,301,057	—	1,301,057
Ireland	1,945,183	—	—	1,945,183
Israel	—	1,800,375	—	1,800,375
Italy	—	2,868,397	—	2,868,397
Japan	—	23,848,618	—	23,848,618
Mexico	1,154,808	—	—	1,154,808
Netherlands	—	7,405,733	—	7,405,733
Norway	—	3,447,993	—	3,447,993
Portugal	—	1,284,294	—	1,284,294
Singapore	—	1,703,379	—	1,703,379
South Korea	—	2,008,630	—	2,008,630
Spain	—	4,341,549	—	4,341,549
Sweden	—	1,880,217	—	1,880,217
Switzerland	—	5,268,622	—	5,268,622
United Kingdom	—	15,852,050	—	15,852,050
United States	6,982,460	2,376,543	—	9,359,003
Preferred Stocks*
Germany	—	3,144,976	—	3,144,976
Short-Term Investments	3,267,914	—	—	3,267,914
Total	$20,439,422	$123,519,823	$—	$143,959,245

US Small-Mid Cap Equity Portfolio
Common Stocks*	$53,512,992	$—	$—	$53,512,992
Short-Term Investments	1,287,252	—	—	1,287,252
Total	$54,800,244	$—	$—	$54,800,244

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2021
Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$3,979,487	$—	$3,979,487
Belgium	—	1,100,325	—	1,100,325
Canada	7,870,014	—	—	7,870,014
China	—	229,876	—	229,876
Denmark	2,121,871	926,116	—	3,047,987
Finland	—	338,431	—	338,431
France	1,995,796	2,783,653	—	4,779,449
Germany	1,788,548	4,307,653	—	6,096,201
Hong Kong	1,542,177	266,931	—	1,809,108
Israel	—	61,921	—	61,921
Italy	—	877,420	—	877,420
Japan	2,096,994	15,269,757	—	17,366,751
Macau	922,940	—	—	922,940
Malta	—	210,735	—	210,735
Netherlands	3,902,138	2,684,813	—	6,586,951
New Zealand	—	63,906	—	63,906
Norway	—	442,062	—	442,062
Singapore	—	410,284	—	410,284
Spain	867,566	108,812	—	976,378
Sweden	4,218,364	370,180	—	4,588,544
Switzerland	2,667,782	1,658,201	—	4,325,983
United Kingdom	9,032,565	3,879,271	—	12,911,836
United States	156,744,065	—	—	156,744,065
Corporate Bonds*	—	33,811,563	—	33,811,563
Foreign Government Obligations*	—	44,473,126	—	44,473,126
Supranational Bonds	—	8,248,810	—	8,248,810
US Municipal Bonds	—	3,244,791	—	3,244,791
US Treasury Securities	—	982,881	—	982,881
Exchange-Traded Funds	17,518,553	—	—	17,518,553
Short-Term Investments	4,024,605	—	—	4,024,605
Other Financial Instruments†
Forward Currency Contracts	—	1,063,079	—	1,063,079
Total	$217,313,978	$131,794,084	$—	$349,108,062
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(1,226,413)	$—	$(1,226,413)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2021, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$89,900,000
Average amounts sold	$77,900,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2021:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$1,063,079

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$1,226,413

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2021 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(1,903,180)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$326,873

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2021.

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As of June 30, 2021, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2021:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,063,079	$—	$1,063,079

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$177,169	$(177,169)	$—	$—
HSBC Bank USA NA	351,312	(351,312)	—	—
JPMorgan Chase Bank NA	443,617	(260,030)	—	183,587
Morgan Stanley Capital Services LLC.	87,348	(39,027)	—	48,321
State Street Bank and Trust Co.	3,633	(3,502)	—	131
Total	$1,063,079	$(831,040)	$—	$232,039

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$1,226,413	$—	$1,226,413

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$298,968	$(177,169)	$—	$121,799
HSBC Bank USA NA	624,886	(351,312)	—	273,574
JPMorgan Chase Bank NA	260,030	(260,030)	—	—
Morgan Stanley Capital Services LLC.	39,027	(39,027)	—	—
State Street Bank and Trust Co.	3,502	(3,502)	—	—
Total	$1,226,413	$(831,040)	$—	$395,373

10. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates as of the end of 2021. ASU No. 2020-04 is effective for certain reference rate- related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU No. 2020-04.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard Retirement US Sustainable Equity Portfolio

At meetings of the Board held on May 26, 2021 and June 23, 2021, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 23, 2021 meeting, additional information requested by the Independent Directors at the May 26, 2021 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment

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Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $26 billion of the approximately $265 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2021).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $26 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small-Mid Cap Equity Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to com-

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mence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated), although it was noted that the Investment Manager proposed to lower the expense limitation for the Emerging Markets Strategic Equity Portfolio (an inactive Portfolio).

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

•	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

•	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

1	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined herein). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

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Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was waiving advisory fees and/or reimbursing expenses for certain Portfolios.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2021, as applicable, compared to performance for the same time periods of that of:

•	a group of variable annuity underlying funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

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•	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2020 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in

96  Semi-Annual Report

connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of each active Portfolio as of the end of the most recently-completed calendar year had decreased from the Portfolio’s assets as of the end of the previous calendar year, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

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•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $265 billion global asset management business.

•	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the active Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods as well as information regarding the expected pattern of performance for the Portfolios in different market conditions and/or as compared to the performance of other funds that may be included in a Portfolio’s Performance Peer Group and/or Performance Category; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of

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the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2021 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee,

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has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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NOTES

NOTES

NOTES

NOTES

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com
Performance information as of the most recent month end is available online at www. lazardassetmanagement.com. LZDPS010	We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 25, 2021

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 25, 2021